Premises and Equipment	12 Months Ended
Dec. 31, 2024
Premises and Equipment
Premises and Equipment

Note 5:   Premises and Equipment

Major classifications of premises and equipment, stated at cost, are as follows:

	2024	2023

	(In thousands)
Land, buildings and improvements	$31,727	$22,927
Furniture and equipment	16,158	15,398
Computer software	2,680	2,546
	50,565	40,871
Less accumulated depreciation	(26,966)	(25,887)
Net premises and equipment	$23,599	$14,984

Depreciation and amortization charged to operations was $1,079,000 in 2024 and $997,000 in 2023.